Portfolio of Investments
Columbia Acorn® Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 4.4%
Entertainment 3.4%
Live Nation Entertainment, Inc.(a)	392,715	29,862,048
Roblox Corp., Class A(a)	640,451	22,953,764
Take-Two Interactive Software, Inc.(a)	310,486	33,842,974
Total		86,658,786
Media 1.0%
Trade Desk, Inc. (The), Class A(a)	419,064	25,039,074
Total Communication Services		111,697,860
Consumer Discretionary 16.8%
Auto Components 1.0%
Dorman Products, Inc.(a)	291,841	23,965,983
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	484,562	27,934,999
Chegg, Inc.(a)	880,056	18,542,780
Total		46,477,779
Hotels, Restaurants & Leisure 6.5%
Churchill Downs, Inc.	274,113	50,477,909
Planet Fitness, Inc., Class A(a)	677,884	39,086,791
Wingstop, Inc.	602,564	75,573,577
Total		165,138,277
Household Durables 2.3%
Skyline Champion Corp.(a)	1,104,814	58,411,516
Internet & Direct Marketing Retail 1.1%
Etsy, Inc.(a)	289,792	29,016,873
Specialty Retail 4.1%
Five Below, Inc.(a)	382,265	52,626,422
Floor & Decor Holdings, Inc., Class A(a)	277,987	19,531,367
Williams-Sonoma, Inc.	264,009	31,113,461
Total		103,271,250
Total Consumer Discretionary		426,281,678
Consumer Staples 3.0%
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	398,790	29,035,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.8%
WD-40 Co.	261,685	45,988,522
Total Consumer Staples		75,024,422
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Antero Resources Corp.(a)	765,755	23,378,500
Devon Energy Corp.	580,755	34,920,798
Diamondback Energy, Inc.	257,680	31,040,133
Total		89,339,431
Total Energy		89,339,431
Financials 5.1%
Banks 1.5%
Lakeland Financial Corp.	296,733	21,605,129
Pinnacle Financial Partners, Inc.	188,838	15,314,762
Total		36,919,891
Capital Markets 3.1%
Ares Management Corp., Class A	522,274	32,354,874
GCM Grosvenor, Inc., Class A(b),(c)	3,261,587	25,733,922
Houlihan Lokey, Inc., Class A	280,792	21,166,101
Total		79,254,897
Insurance 0.5%
Ryan Specialty Holdings, Inc., Class A(a)	320,538	13,020,254
Total Financials		129,195,042
Health Care 18.3%
Biotechnology 3.0%
Insmed, Inc.(a)	842,546	18,148,441
Intellia Therapeutics, Inc.(a)	183,000	10,240,680
Iovance Biotherapeutics, Inc.(a)	650,700	6,233,706
Natera, Inc.(a)	942,484	41,299,649
Total		75,922,476
Health Care Equipment & Supplies 3.4%
Axonics, Inc.(a)	403,984	28,456,633
Inspire Medical Systems, Inc.(a)	82,250	14,588,682
Insulet Corp.(a)	183,739	42,149,727
Total		85,195,042
Columbia Acorn® Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.4%
Amedisys, Inc.(a)	394,573	38,190,721
Chemed Corp.	141,985	61,984,971
P3 Health Partners, Inc., Class A(a),(b)	2,500,000	11,550,000
Total		111,725,692
Health Care Technology 1.4%
Doximity, Inc., Class A(a),(c)	1,182,046	35,721,430
Life Sciences Tools & Services 4.8%
Bio-Techne Corp.	203,726	57,858,184
Repligen Corp.(a)	340,265	63,666,984
Total		121,525,168
Pharmaceuticals 1.3%
Catalent, Inc.(a)	452,972	32,777,054
Total Health Care		462,866,862
Industrials 23.1%
Aerospace & Defense 3.0%
Axon Enterprise, Inc.(a)	323,995	37,502,422
Curtiss-Wright Corp.	279,164	38,848,462
Total		76,350,884
Building Products 0.9%
Simpson Manufacturing Co., Inc.	166,499	13,053,521
Trex Company, Inc.(a)	240,636	10,573,546
Total		23,627,067
Commercial Services & Supplies 1.1%
Rollins, Inc.	789,964	27,395,952
Electrical Equipment 4.1%
AMETEK, Inc.	469,506	53,246,675
Atkore, Inc.(a)	257,702	20,051,793
Generac Holdings, Inc.(a)	177,266	31,578,165
Total		104,876,633
Machinery 5.9%
Evoqua Water Technologies Corp.(a)	584,029	19,313,839
Ingersoll Rand, Inc.	606,717	26,246,577
Kornit Digital Ltd.(a)	486,361	12,942,066
Middleby Corp. (The)(a)	375,993	48,191,023
SPX Technologies, Inc.(a)	769,417	42,487,207
Total		149,180,712
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 6.1%
Booz Allen Hamilton Holding Corp.	485,198	44,808,035
CoStar Group, Inc.(a)	1,050,573	73,172,410
ICF International, Inc.	330,012	35,977,908
Total		153,958,353
Trading Companies & Distributors 2.0%
SiteOne Landscape Supply, Inc.(a)	473,575	49,318,101
Total Industrials		584,707,702
Information Technology 18.2%
Electronic Equipment, Instruments & Components 2.1%
CDW Corp.	349,215	54,505,477
IT Services 3.1%
DigitalOcean Holdings, Inc.(a)	367,787	13,302,856
Endava PLC, ADR(a)	227,592	18,350,743
MongoDB, Inc.(a)	126,581	25,133,923
VeriSign, Inc.(a)	125,888	21,866,746
Total		78,654,268
Semiconductors & Semiconductor Equipment 1.9%
Marvell Technology, Inc.	332,633	14,273,282
Monolithic Power Systems, Inc.	66,837	24,288,566
Wolfspeed, Inc.(a)	95,090	9,828,502
Total		48,390,350
Software 11.1%
Bill.com Holdings, Inc.(a)	210,341	27,842,838
Crowdstrike Holdings, Inc., Class A(a)	160,656	26,477,715
Datadog, Inc., Class A(a)	204,843	18,185,962
Five9, Inc.(a)	479,977	35,988,675
HubSpot, Inc.(a)	115,063	31,080,818
Paycom Software, Inc.(a)	207,487	68,468,635
Workiva, Inc., Class A(a)	219,175	17,051,815
Zscaler, Inc.(a)	337,834	55,529,775
Total		280,626,233
Total Information Technology		462,176,328

2	Columbia Acorn® Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 1.7%
Albemarle Corp.	76,395	20,201,894
Avient Corp.	750,897	22,752,179
Total		42,954,073
Total Materials		42,954,073
Real Estate 2.8%
Real Estate Management & Development 2.8%
Colliers International Group, Inc.	517,006	47,388,770
FirstService Corp.	209,311	24,910,102
Total		72,298,872
Total Real Estate		72,298,872
Total Common Stocks (Cost $2,689,966,300)		2,456,542,270

Securities Lending Collateral 0.5%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.748%(d),(e)	11,395,275	11,395,275
Total Securities Lending Collateral (Cost $11,395,275)		11,395,275

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(d)	82,883,868	82,842,426
Total Money Market Funds (Cost $82,835,090)		82,842,426
Total Investments in Securities (Cost: $2,784,196,665)		2,550,779,971
Obligation to Return Collateral for Securities Loaned		(11,395,275)
Other Assets & Liabilities, Net		(5,232,737)
Net Assets		2,534,151,959

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	81,660,901	922,640,105	(921,465,238)	6,658	82,842,426	(12,394)	637,670	82,883,868
GCM Grosvenor, Inc., Class A
	23,373,000	8,782,055	—	(6,421,133)	25,733,922	—	874,917	3,261,587
P3 Health Partners, Inc., Class A‡
	—	—	—	(13,450,000)	11,550,000	—	—	2,500,000
Total	105,033,901			(19,864,475)	120,126,348	(12,394)	1,512,587

‡	Issuer was not an affiliate at the beginning of period.

(c)	All or a portion of this security was on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $10,519,642.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(e)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn® Fund | Third Quarter Report 2022	3

Portfolio of Investments
Columbia Acorn International®, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Australia 5.9%
Bapcor Ltd.	2,859,606	11,163,509
carsales.com Ltd.	931,249	11,108,198
IDP Education Ltd.	1,545,664	25,964,811
Johns Lyng Group Ltd.	3,070,410	12,328,560
Pro Medicus Ltd.	272,544	8,702,842
Total		69,267,920
Austria 1.3%
Kontron AG(a)	1,066,610	15,060,912
Brazil 3.7%
Hapvida Participacoes e Investimentos SA	14,159,860	19,949,565
TOTVS SA	4,340,759	23,730,196
Total		43,679,761
Canada 2.9%
Altus Group Ltd.	437,131	14,170,722
Osisko Gold Royalties Ltd.	1,924,595	19,603,324
Total		33,774,046
China 2.0%
Shenzhou International Group Holdings Ltd.	1,050,400	8,110,728
Silergy Corp.	1,133,000	14,776,529
Total		22,887,257
Denmark 3.3%
ALK-Abello A/S(b)	1,529,430	24,103,478
Netcompany Group AS(b)	252,566	8,444,131
SimCorp AS	112,189	6,314,203
Total		38,861,812
Finland 1.5%
Valmet OYJ	887,561	17,943,126
France 0.8%
Robertet SA	11,259	9,029,553
Germany 4.3%
Eckert & Ziegler Strahlen- und Medizintechnik AG	332,119	11,031,991
Hypoport SE(b)	75,471	6,661,708
Jenoptik AG	983,904	19,368,821
Nemetschek SE	274,436	13,026,576
Total		50,089,096
Common Stocks (continued)
Issuer	Shares	Value ($)
India 1.6%
Balkrishna Industries Ltd.	523,723	12,054,236
ICICI Prudential Life Insurance Co., Ltd.	1,032,359	6,627,682
Total		18,681,918
Italy 3.7%
Amplifon SpA	707,009	18,420,615
Carel Industries SpA	311,081	5,789,073
GVS SpA(b)	1,062,997	6,208,061
Nexi SpA(b)	1,597,681	12,906,254
Total		43,324,003
Japan 17.1%
CyberAgent, Inc.	1,768,500	14,890,961
Daifuku Co., Ltd.	327,700	15,414,052
Daiseki Co., Ltd.	962,319	29,500,267
Disco Corp.	76,600	16,886,612
Fuso Chemical Co., Ltd.	473,100	10,173,414
Hikari Tsushin, Inc.	220,928	25,952,251
Hoshizaki Corp.	665,400	18,558,282
NSD Co., Ltd.	531,500	9,047,400
Obic Co., Ltd.	125,700	16,855,573
Seiren Co., Ltd.	313,600	4,572,819
Sekisui Chemical Co., Ltd.	1,077,700	13,184,506
Simplex Holdings, Inc.	1,151,400	14,754,910
Solasto Corp.	1,903,500	11,343,174
Total		201,134,221
Mexico 1.9%
Corporación Inmobiliaria Vesta SAB de CV	11,817,418	22,051,122
Netherlands 3.4%
Argenx SE, ADR(b)	27,092	9,564,831
BE Semiconductor Industries NV	166,349	7,121,459
IMCD NV	199,836	23,692,872
Total		40,379,162
New Zealand 1.7%
Fisher & Paykel Healthcare Corp., Ltd.	1,916,272	19,861,941
Norway 0.8%
Var Energi ASA	2,778,426	9,027,557
4	Columbia Acorn International® | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.5%
Mapletree Logistics Trust	5,450,544	5,889,305
South Korea 3.2%
Jeisys Medical, Inc.(b)	1,324,614	5,969,029
KEPCO Plant Service & Engineering Co., Ltd.	249,170	5,987,765
Koh Young Technology, Inc.	1,089,447	9,541,684
Korea Investment Holdings Co., Ltd.	477,561	15,691,727
Total		37,190,205
Spain 0.5%
Befesa SA	177,335	5,381,650
Sweden 8.4%
AddTech AB, B Shares	1,559,063	20,480,877
Dometic Group AB	1,192,698	6,116,388
Hexagon AB, Class B	3,439,031	32,117,573
Munters Group AB	2,911,694	20,367,824
Sectra AB, Class B(b)	1,217,043	13,522,221
Sweco AB, Class B	776,429	6,512,867
Total		99,117,750
Switzerland 3.9%
Belimo Holding AG, Registered Shares	76,384	28,093,740
Inficon Holding AG	17,187	11,488,220
Montana Aerospace AG(b),(c)	617,639	6,443,842
Total		46,025,802
Taiwan 5.4%
Parade Technologies Ltd.	782,000	14,369,658
Sinbon Electronics Co., Ltd.	2,250,000	18,688,606
Universal Vision Biotechnology Co., Ltd.	1,121,550	9,924,002
Voltronic Power Technology Corp.	468,408	20,600,845
Total		63,583,111
United Kingdom 16.6%
Abcam PLC(b)	1,074,495	16,044,066
Auto Trader Group PLC	2,976,352	16,879,098
Dechra Pharmaceuticals PLC	804,457	23,362,219
Diploma PLC	751,667	19,314,378
Common Stocks (continued)
Issuer	Shares	Value ($)
Genus PLC	490,299	14,224,721
Halma PLC	678,487	15,260,776
Intermediate Capital Group PLC	2,501,113	26,980,781
Rentokil Initial PLC	2,426,266	12,860,368
Rightmove PLC	4,639,100	24,749,142
Safestore Holdings PLC	712,058	6,626,936
Spirax-Sarco Engineering PLC	160,360	18,433,890
Total		194,736,375
United States 2.5%
Inter Parfums, Inc.	390,410	29,460,339
Vietnam 1.5%
Asia Commercial Bank JSC(b)	9,760,665	9,027,300
FPT Corp.	2,514,240	8,439,727
Total		17,467,027
Total Common Stocks (Cost $1,209,509,534)		1,153,904,971

Securities Lending Collateral 1.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.748%(d),(e)	13,919,657	13,919,657
Total Securities Lending Collateral (Cost $13,919,657)		13,919,657

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(d),(f)	16,086,192	16,078,148
Total Money Market Funds (Cost $16,076,212)		16,078,148
Total Investments in Securities (Cost $1,239,505,403)		1,183,902,776
Obligation to Return Collateral for Securities Loaned		(13,919,657)
Other Assets & Liabilities, Net		2,828,669
Net Assets		$1,172,811,788

At September 30, 2022, securities and/or cash totaling $322,921 were pledged as collateral.
Columbia Acorn International® | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	157	12/2022	USD	6,841,275	—	(453,676)
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $13,663,490.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $6,443,842, which represents 0.55% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	22,664,312	297,880,479	(304,468,579)	1,936	16,078,148	(5,962)	165,951	16,086,192
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Acorn International® | Third Quarter Report 2022

Portfolio of Investments
Columbia Acorn USA®, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 4.4%
Entertainment 3.4%
Live Nation Entertainment, Inc.(a)	24,419	1,856,821
Roblox Corp., Class A(a)	39,823	1,427,256
Take-Two Interactive Software, Inc.(a)	19,306	2,104,354
Total		5,388,431
Media 1.0%
Trade Desk, Inc. (The), Class A(a)	26,169	1,563,598
Total Communication Services		6,952,029
Consumer Discretionary 17.0%
Auto Components 0.9%
Dorman Products, Inc.(a)	18,131	1,488,918
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions, Inc.(a)	30,257	1,744,316
Chegg, Inc.(a)	54,674	1,151,981
Total		2,896,297
Hotels, Restaurants & Leisure 6.6%
Churchill Downs, Inc.	17,044	3,138,652
Planet Fitness, Inc., Class A(a)	42,151	2,430,427
Wingstop, Inc.	37,504	4,703,752
Total		10,272,831
Household Durables 2.3%
Skyline Champion Corp.(a)	68,637	3,628,838
Internet & Direct Marketing Retail 1.2%
Etsy, Inc.(a)	18,003	1,802,641
Specialty Retail 4.1%
Five Below, Inc.(a)	23,748	3,269,387
Floor & Decor Holdings, Inc., Class A(a)	17,270	1,213,390
Williams-Sonoma, Inc.	16,402	1,932,976
Total		6,415,753
Total Consumer Discretionary		26,505,278
Consumer Staples 3.0%
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	24,775	1,803,868
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.8%
WD-40 Co.	16,272	2,859,641
Total Consumer Staples		4,663,509
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Antero Resources Corp.(a)	47,573	1,452,404
Devon Energy Corp.	36,080	2,169,490
Diamondback Energy, Inc.	16,009	1,928,444
Total		5,550,338
Total Energy		5,550,338
Financials 5.1%
Banks 1.5%
Lakeland Financial Corp.	18,382	1,338,393
Pinnacle Financial Partners, Inc.	11,625	942,788
Total		2,281,181
Capital Markets 3.1%
Ares Management Corp., Class A	32,447	2,010,091
GCM Grosvenor, Inc., Class A(b)	202,628	1,598,735
Houlihan Lokey, Inc., Class A	17,444	1,314,929
Total		4,923,755
Insurance 0.5%
Ryan Specialty Holdings, Inc., Class A(a)	19,914	808,907
Total Financials		8,013,843
Health Care 18.7%
Biotechnology 3.0%
Insmed, Inc.(a)	52,344	1,127,490
Intellia Therapeutics, Inc.(a)	11,369	636,209
Iovance Biotherapeutics, Inc.(a)	40,425	387,271
Natera, Inc.(a)	58,552	2,565,749
Total		4,716,719
Health Care Equipment & Supplies 3.4%
Axonics, Inc.(a)	25,098	1,767,903
Inspire Medical Systems, Inc.(a)	5,110	906,361
Insulet Corp.(a)	11,415	2,618,601
Total		5,292,865
Columbia Acorn USA® | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.5%
Amedisys, Inc.(a)	24,513	2,372,613
Chemed Corp.	8,837	3,857,881
P3 Health Partners, Inc., Class A(a),(b)	155,314	717,550
Total		6,948,044
Health Care Technology 1.4%
Doximity, Inc., Class A(a),(b)	73,435	2,219,206
Life Sciences Tools & Services 5.1%
Bio-Techne Corp.	12,657	3,594,588
DNA Script(a),(c),(d),(e)	1,139	448,498
Repligen Corp.(a)	21,113	3,950,453
Total		7,993,539
Pharmaceuticals 1.3%
Catalent, Inc.(a)	28,141	2,036,283
Total Health Care		29,206,656
Industrials 23.2%
Aerospace & Defense 3.1%
Axon Enterprise, Inc.(a)	20,123	2,329,237
Curtiss-Wright Corp.	17,963	2,499,731
Total		4,828,968
Building Products 0.9%
Simpson Manufacturing Co., Inc.	10,285	806,344
Trex Company, Inc.(a)	14,950	656,903
Total		1,463,247
Commercial Services & Supplies 1.0%
Rollins, Inc.	47,505	1,647,473
Electrical Equipment 4.2%
AMETEK, Inc.	29,168	3,307,943
Atkore, Inc.(a)	16,010	1,245,738
Generac Holdings, Inc.(a)	11,013	1,961,856
Total		6,515,537
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.9%
Evoqua Water Technologies Corp.(a)	36,337	1,201,665
Ingersoll Rand, Inc.	37,693	1,630,599
Kornit Digital Ltd.(a)	30,045	799,498
Middleby Corp. (The)(a)	23,359	2,993,923
SPX Technologies, Inc.(a)	46,269	2,554,974
Total		9,180,659
Professional Services 6.1%
Booz Allen Hamilton Holding Corp.	30,143	2,783,706
CoStar Group, Inc.(a)	65,267	4,545,847
ICF International, Inc.	20,502	2,235,128
Total		9,564,681
Trading Companies & Distributors 2.0%
SiteOne Landscape Supply, Inc.(a)	29,421	3,063,903
Total Industrials		36,264,468
Information Technology 18.4%
Electronic Equipment, Instruments & Components 2.2%
CDW Corp.	21,695	3,386,155
IT Services 3.1%
DigitalOcean Holdings, Inc.(a)	22,849	826,448
Endava PLC, ADR(a)	14,139	1,140,027
MongoDB, Inc.(a)	7,864	1,561,476
VeriSign, Inc.(a)	7,821	1,358,508
Total		4,886,459
Semiconductors & Semiconductor Equipment 1.9%
Marvell Technology, Inc.	20,665	886,735
Monolithic Power Systems, Inc.	4,152	1,508,837
Wolfspeed, Inc.(a)	5,866	606,310
Total		3,001,882
Software 11.2%
Bill.com Holdings, Inc.(a)	13,043	1,726,502
Crowdstrike Holdings, Inc., Class A(a)	9,981	1,644,969
Datadog, Inc., Class A(a)	12,732	1,130,347
Five9, Inc.(a)	29,819	2,235,829
HubSpot, Inc.(a)	7,135	1,927,306
Paycom Software, Inc.(a)	12,890	4,253,571

8	Columbia Acorn USA® | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Workiva, Inc., Class A(a)	13,616	1,059,325
Zscaler, Inc.(a)	20,988	3,449,797
Total		17,427,646
Total Information Technology		28,702,142
Materials 1.7%
Chemicals 1.7%
Albemarle Corp.	4,748	1,255,561
Avient Corp.	46,650	1,413,495
Total		2,669,056
Total Materials		2,669,056
Real Estate 2.9%
Real Estate Management & Development 2.9%
Colliers International Group, Inc.	32,119	2,944,028
FirstService Corp.	13,004	1,547,606
Total		4,491,634
Total Real Estate		4,491,634
Total Common Stocks (Cost $166,138,323)		153,018,953

Securities Lending Collateral 0.9%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.748%(f),(g)	1,485,625	1,485,625
Total Securities Lending Collateral (Cost $1,485,625)		1,485,625

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(f),(h)	3,590,817	3,589,022
Total Money Market Funds (Cost $3,588,594)		3,589,022
Total Investments in Securities (Cost: $171,212,542)		158,093,600
Obligation to Return Collateral for Securities Loaned		(1,485,625)
Other Assets & Liabilities, Net		(290,917)
Net Assets		156,317,058

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $1,394,591.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $448,498, which represents 0.29% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2022, the total market value of these securities amounted to $448,498, which represents 0.29% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	448,498

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(g)	Investment made with cash collateral received from securities lending activity.
Columbia Acorn USA® | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	8,759,126	77,355,577	(82,526,111)	430	3,589,022	(1,285)	42,046	3,590,817
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Acorn USA® | Third Quarter Report 2022

Portfolio of Investments
Columbia Acorn International SelectSM, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Australia 3.3%
IDP Education Ltd.	418,329	7,027,293
Brazil 4.5%
TOTVS SA	1,795,160	9,813,836
Canada 2.7%
CCL Industries, Inc.	122,093	5,918,375
China 6.3%
NetEase, Inc., ADR	71,788	5,427,173
Shenzhou International Group Holdings Ltd.	594,600	4,591,240
Silergy Corp.	270,000	3,521,327
Total		13,539,740
Denmark 2.1%
ALK-Abello A/S(a)	281,902	4,442,713
Finland 3.2%
Valmet OYJ	341,406	6,901,938
Germany 2.3%
Nemetschek SE	106,491	5,054,778
Italy 4.8%
Amplifon SpA	197,156	5,136,759
Nexi SpA(a)	636,425	5,141,116
Total		10,277,875
Japan 14.6%
Daifuku Co., Ltd.	112,900	5,310,487
Disco Corp.	20,000	4,409,037
Hikari Tsushin, Inc.	41,400	4,863,228
Obic Co., Ltd.	48,100	6,449,905
Recruit Holdings Co., Ltd.	362,000	10,427,647
Total		31,460,304
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	6,782
Netherlands 3.7%
IMCD NV	67,488	8,001,484
New Zealand 3.0%
Fisher & Paykel Healthcare Corp., Ltd.	624,023	6,467,927
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 2.0%
Mapletree Logistics Trust	3,934,600	4,251,330
South Korea 1.8%
Korea Investment Holdings Co., Ltd.	117,519	3,861,446
Sweden 10.6%
Hexagon AB, Class B	1,212,469	11,323,411
Sectra AB, Class B(a)	688,863	7,653,763
Sweco AB, Class B	461,619	3,872,167
Total		22,849,341
Switzerland 13.8%
Belimo Holding AG, Registered Shares	25,711	9,456,407
Lonza Group AG, Registered Shares	21,574	10,504,192
Partners Group Holding AG	12,085	9,725,822
Total		29,686,421
Taiwan 5.9%
Parade Technologies Ltd.	237,000	4,354,999
Voltronic Power Technology Corp.	192,852	8,481,738
Total		12,836,737
United Kingdom 14.3%
Dechra Pharmaceuticals PLC	191,961	5,574,735
Diploma PLC	229,400	5,894,523
Halma PLC	209,206	4,705,538
Intermediate Capital Group PLC	443,976	4,789,396
Rentokil Initial PLC	791,401	4,194,803
Rightmove PLC	1,080,805	5,765,988
Total		30,924,983
Total Common Stocks (Cost $251,139,183)		213,323,303

Columbia Acorn International SelectSM | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2022 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(d),(e)	1,791,397	1,790,501
Total Money Market Funds (Cost $1,790,584)		1,790,501
Total Investments in Securities (Cost $252,929,767)		215,113,804
Other Assets & Liabilities, Net		521,296
Net Assets		$215,635,100
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $6,782, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	4,210,604	63,374,264	(65,794,284)	(83)	1,790,501	(1,462)	19,742	1,791,397
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Acorn International SelectSM | Third Quarter Report 2022

Portfolio of Investments
Columbia Thermostat FundSM, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 26.4%
	Shares	Value ($)
International 2.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,892,636	41,806,912
U.S. Large Cap 17.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,413,273	63,010,566
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	3,152,795	62,929,775
Columbia Large Cap Index Fund, Institutional 3 Class(a)	2,879,268	125,622,462
Total		251,562,803
U.S. Mid Cap 2.9%
Columbia Select Mid Cap Value Fund, Institutional 3 Class(a)	3,894,763	42,219,237
U.S. Small Mid Cap 3.0%
Columbia Acorn® Fund, Institutional 3 Class(a)	4,353,378	42,314,838
Total Equity Funds (Cost $395,741,649)		377,903,790

Exchange-Traded Equity Funds 2.9%

U.S. Large Cap 2.9%
Columbia Research Enhanced Core ETF(a)	1,988,881	41,950,870
Total Exchange-Traded Equity Funds (Cost $44,179,714)		41,950,870

Exchange-Traded Fixed Income Funds 7.0%

Multisector 7.0%
Columbia Diversified Fixed Income Allocation ETF(a)	5,973,728	99,940,470
Total Exchange-Traded Fixed Income Funds (Cost $123,917,670)		99,940,470

Fixed Income Funds 63.2%
	Shares	Value ($)
Investment Grade 63.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	11,860,304	100,456,777
Columbia Quality Income Fund, Institutional 3 Class(a)	11,236,901	200,803,413
Columbia Short Term Bond Fund, Institutional 3 Class(a)	16,104,513	150,416,153
Columbia Total Return Bond Fund, Institutional 3 Class(a)	3,393,890	100,459,128
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	35,219,201	351,487,629
Total		903,623,100
Total Fixed Income Funds (Cost $1,070,633,510)		903,623,100

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 2.834%(a),(b)	5,050,223	5,047,698
Total Money Market Funds (Cost $5,047,424)		5,047,698
Total Investments in Securities (Cost: $1,639,519,967)		1,428,465,928
Other Assets & Liabilities, Net		936,195
Net Assets		1,429,402,123
Columbia Thermostat FundSM | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn® Fund, Institutional 3 Class
	21,041,129	76,320,408	(50,530,421)	(4,516,278)	42,314,838	1,830,014	(4,046,026)	—	4,353,378
Columbia Contrarian Core Fund, Institutional 3 Class
	31,401,672	101,976,745	(60,060,267)	(10,307,584)	63,010,566	—	2,027,901	—	2,413,273
Columbia Corporate Income Fund, Institutional 3 Class
	186,858,848	37,439,612	(100,347,418)	(23,494,265)	100,456,777	—	(12,791,126)	3,378,785	11,860,304
Columbia Diversified Fixed Income Allocation ETF
	186,759,029	32,215,676	(92,286,287)	(26,747,948)	99,940,470	—	(11,677,270)	2,849,834	5,973,728
Columbia Emerging Markets Fund, Institutional 3 Class
	21,148,316	68,544,019	(44,540,613)	(3,344,810)	41,806,912	—	(7,390,896)	—	3,892,636
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	31,422,661	105,745,360	(65,187,978)	(9,050,268)	62,929,775	4,000,718	(2,782,343)	123,416	3,152,795
Columbia Large Cap Index Fund, Institutional 3 Class
	62,412,872	212,418,246	(127,710,664)	(21,497,992)	125,622,462	6,876,497	(2,194,793)	306,782	2,879,268
Columbia Quality Income Fund, Institutional 3 Class
	373,669,379	75,501,193	(205,756,450)	(42,610,709)	200,803,413	—	(20,917,579)	5,327,319	11,236,901
Columbia Research Enhanced Core ETF
	18,034,082	69,800,365	(39,111,097)	(6,772,480)	41,950,870	—	1,516,580	—	1,988,881
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	21,178,767	69,897,976	(41,000,289)	(7,857,217)	42,219,237	1,854,950	855,919	262,698	3,894,763
Columbia Short Term Bond Fund, Institutional 3 Class
	280,062,035	55,763,291	(175,530,415)	(9,878,758)	150,416,153	—	(6,322,547)	3,171,097	16,104,513
Columbia Short-Term Cash Fund, 2.834%
	3,640,167	222,058,065	(220,650,808)	274	5,047,698	—	(2,621)	38,988	5,050,223
Columbia Total Return Bond Fund, Institutional 3 Class
	186,937,454	38,723,956	(101,010,357)	(24,191,925)	100,459,128	—	(11,235,070)	3,668,166	3,393,890
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	653,104,595	131,967,260	(386,390,392)	(47,193,834)	351,487,629	—	(36,641,567)	5,473,859	35,219,201
Total	2,077,671,006			(237,463,794)	1,428,465,928	14,562,179	(111,601,438)	24,600,944

(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Thermostat FundSM | Third Quarter Report 2022

Portfolio of Investments
Columbia Acorn European FundSM, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Austria 1.6%
Kontron AG(a)	75,638	1,068,035
Denmark 5.4%
ALK-Abello A/S(b)	138,259	2,178,931
Netcompany Group AS(b)	26,122	873,346
SimCorp AS	11,084	623,828
Total		3,676,105
Finland 2.5%
Valmet OYJ	83,029	1,678,532
France 1.6%
Robertet SA	1,325	1,062,631
Germany 9.2%
Eckert & Ziegler Strahlen- und Medizintechnik AG	23,174	769,770
Hypoport SE(b)	4,353	384,233
Jenoptik AG	86,668	1,706,119
Nemetschek SE	25,238	1,197,965
Washtec AG	71,072	2,245,344
Total		6,303,431
Italy 11.0%
Amplifon SpA	68,805	1,792,665
Carel Industries SpA	114,299	2,127,051
GVS SpA(b)	99,536	581,305
Intercos SpA(b)	90,621	932,538
Nexi SpA(b)	256,315	2,070,543
Total		7,504,102
Netherlands 6.2%
Argenx SE(b)	2,145	763,355
BE Semiconductor Industries NV	20,304	869,221
IMCD NV	22,236	2,636,336
Total		4,268,912
Russian Federation —%
TCS Group Holding PLC GDR(b),(c),(d),(e),(f)	17,858	0
Spain 0.8%
Befesa SA	18,099	549,257
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 17.6%
AddTech AB, B Shares	155,373	2,041,082
Dometic Group AB	140,286	719,414
Dustin Group AB	206,399	813,659
Hexagon AB, Class B	286,831	2,678,753
Munters Group AB	383,978	2,685,995
Sectra AB, Class B(b)	194,421	2,160,157
Sweco AB, Class B	113,892	955,353
Total		12,054,413
Switzerland 9.3%
Belimo Holding AG, Registered Shares	7,181	2,641,144
Inficon Holding AG	1,174	784,731
Kardex Energy AG	7,422	984,008
Montana Aerospace AG(b),(c)	77,666	810,291
Partners Group Holding AG	1,379	1,109,798
Total		6,329,972
United Kingdom 30.1%
Abcam PLC(b)	140,012	2,090,621
Auto Trader Group PLC	319,096	1,809,615
Dechra Pharmaceuticals PLC	73,012	2,120,340
Diploma PLC	95,030	2,441,833
Genus PLC	42,154	1,222,986
Halma PLC	69,868	1,571,497
Intermediate Capital Group PLC	177,613	1,916,002
Rentokil Initial PLC	359,185	1,903,852
Rightmove PLC	407,103	2,171,854
Safestore Holdings PLC	104,878	976,072
Spirax-Sarco Engineering PLC	20,463	2,352,287
Total		20,576,959
United States 3.9%
Inter Parfums, Inc.	35,109	2,649,325
Total Common Stocks (Cost $72,216,436)		67,721,674

Columbia Acorn European FundSM | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2022 (Unaudited)
Securities Lending Collateral 1.5%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.748%(g),(h)	988,040	988,040
Total Securities Lending Collateral (Cost $988,040)		988,040

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(g),(i)	369,863	369,678
Total Money Market Funds (Cost $369,678)		369,678
Total Investments in Securities (Cost $73,574,154)		69,079,392
Obligation to Return Collateral for Securities Loaned		(988,040)
Other Assets & Liabilities, Net		185,685
Net Assets		$68,277,037
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $970,598.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $810,291, which represents 1.19% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2022, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
TCS Group Holding PLC GDR	01/22/2021-03/02/2021	17,858	784,598	—

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(h)	Investment made with cash collateral received from securities lending activity.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	2,948,499	59,920,451	(62,499,272)	—	369,678	(340)	6,800	369,863
Abbreviation Legend
GDR	Global Depositary Receipt
16	Columbia Acorn European FundSM | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn European FundSM | Third Quarter Report 2022	17

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT110_12_M01_(11/22)